UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 11, 2010


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         86

Form 13F Information Table Value Total:       1,129,151 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of		Value 	       Shares/	      SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	 CUSIP		* $1000	       PRN Amount     PRN    CALL  Dscretn  Mgrs  Sole  Shared  None

Aetna Inc                               CS       00817Y108      2,744          104,000        SH            SOLE          104,000
Air Products & Chemicals Inc            CS       009158106      5,185          80,000         SH            SOLE          80,000
ALCOA INC 5.25% 3/15/14	                CB       013817AT8      33,995         20,050,000     PRN           SOLE          20,050,000
American Capital Ltd                    CS       02503Y103      13,256         2,750,199      SH            SOLE          2,750,199
AMGEN INC 0.125% 2/11                   CB       031162AN0      34,606         35,000,000     PRN           SOLE          35,000,000
AOL Inc                                 CS       00184X105      4,035          194,074        SH            SOLE          194,074
Apollo Group Inc                        CS       037604105      4,249          100,000        SH            SOLE          100,000
Apple Inc                               CS       037833100      7,565          30,080         SH            SOLE          30,080
ArcelorMittal NA 5% 15/05/2014          CB       03938LAK0      19,373         16,500,000     PRN           SOLE          16,500,000
BANK OF AMERICA CORP                    WT       060505146      3,060          400,000        SH            SOLE          400,000
Biovail Corp                            CS       09067J109      1,443          75,000         SH            SOLE          75,000
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26  CB       105340AH6      8,966          9,000,000      PRN           SOLE          9,000,000
Boston PPTYS LTD PRTNR 2.875% 2/37      CB       10112RAK0      32,033         32,500,000     PRN           SOLE          32,500,000
CBOE Holdings Inc                       CS       12503M108      324            10,000         SH            SOLE          10,000
Cemex SAB de CV                         CS       151290889      4,617          477,432        SH            SOLE          477,432
Cemex SAB de CV                         CS       151290889      9,670          1,000,000            PUT     SOLE          1,000,000
CF Industries Holdings Inc              CS       125269100      2,024          31,905         SH            SOLE          31,905
Charles River Laboratories Int          CS       159864107      34,210         1,000,000      SH            SOLE          1,000,000
CNH Global NV                           CS       N20935206      2,281          100,692        SH            SOLE          100,692
Codexis Inc                             CS       192005106      219            25,000         SH            SOLE          25,000
Compton Petroleum Corp                  CS       204940100      504            900,000        SH            SOLE          900,000
Continental Airlines Inc                CS       210795308      3,567          162,151        SH            SOLE          162,151
CSX Corp                                CS       126408103      4,458          89,816         SH            SOLE          89,816
CVS Caremark Corp                       CS       126650100      4,838          165,000        SH            SOLE          165,000
Cybersource Corp                        CS       23251J106      15,309         600,100        SH            SOLE          600,100
Deutsche Telekom AG                     CS       251566105      11,465         982,457        SH            SOLE          982,457
Dex One Corp                            CS       25212W100      23,341         1,228,499      SH            SOLE          1,228,499
DIRECTV                                 CS       25490A101      14,537         428,679        SH            SOLE          428,679
Discovery Communications Inc            CS       25470F302      4,485          145,000        SH            SOLE          145,000
Eastman Kodak Co                        CS       277461109      6,076          1,400,000             PUT    SOLE          1,400,000
EMC CORP 1.75% 12/01/11                 CB       268648AK8      12,131         10,000,000     PRN           SOLE          10,000,000
EMC CORP 1.75% 12/01/13                 CB       268648AM4      18,961         15,000,000     PRN           SOLE          15,000,000
Energy XXI Bermuda Ltd                  CS       G10082140      1,117          70,864         SH            SOLE          70,864
FORD MOTOR CO                           WT       345370134      24,960         8,000,000      SH            SOLE          8,000,000
Finish Line Inc/The                     CS       317923100      1,390          100,000        SH            SOLE          100,000
Fiserv Inc                              CS       337738108      6,661          145,975        SH            SOLE          145,975
Frontier Communications			CS	 35906A108	106	       15,000	      SH            SOLE          15,000
Goldman Sachs Group Inc/The             CS       38141G104      381            2,900                 PUT    SOLE          2,900
Goldman Sachs Group Inc/The             OC       38141G104      381            2,900                 CALL   SOLE          2,900
Halliburton Co                          CS       406216101      9,022          367,475        SH            SOLE          367,475
Hess Corp                               CS       42809H107      4,698          93,326         SH            SOLE          93,326
INGERSOLL-RAND GL HLD CO 4.5% 4/15/12   CB       45687AAD4      14,732         7,500,000      PRN           SOLE          7,500,000
Intel Corp                              CS       458140100      3,436          176,770        SH            SOLE          176,770
Iridium Communications Inc              CS       46269C102      2,768          275,679        SH            SOLE          275,679
Liberty Acquisition Holdings Co         CS       53015Y107      9,816          992,494        SH            SOLE          992,494
Liberty Media Corp 		        CS       53071M708      1,432          27,664         SH            SOLE          27,664
Louisiana-Pacific Corp                  CS       546347105      4,941          738,566        SH            SOLE          738,566
Martin Marietta Materials Inc           CS       573284106      7,898          93,122         SH            SOLE          93,122
Microsoft Corp                          CS       594918104      3,616          157,203        SH            SOLE          157,203
Millipore Corp                          CS       601073109      177,224        1,661,733      SH            SOLE          1,661,733
Movado Group Inc                        CS       624580106      1,352          126,600        SH            SOLE          126,600
Navios Maritime Holdings Inc            CS       Y62196103      2,328          498,500        SH            SOLE          498,500
NCR Corp                                CS       62886E108      3,901          321,901        SH            SOLE          321,901
Northwest Bancshares Inc                CS       667340103      8,159          711,312        SH            SOLE          711,312
Oshkosh Corp                            CS       688239201      10,931         350,795        SH            SOLE          350,795
PLAYBOY ENTERPRISES INC 3% 3/15/25      CB       728117AB8      11,422         12,500,000     PRN           SOLE          12,500,000
Pfizer Inc                              CS       717081103      30,575         2,144,151      SH            SOLE          2,144,15
Popular Inc                             CS       733174106      2,804          1,050,000      SH            SOLE          1,050,000
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB       723787AH0      28,202         25,000,000     PRN           SOLE          25,000,000
QUALCOMM Inc                            CS       747525103      7,713          235,000        SH            SOLE          235,000
Qwest Communications Internati          CS       749121109      4,077          776,508        SH            SOLE          776,508
Redwood Trust Inc                       CS       758075402      49,776         3,400,000      SH            SOLE          3,400,000
Reliance Steel & Aluminum Co            CS       759509102      4,698          129,966        SH            SOLE          129,966
TRANSOCEAN INC	1.5%   12/37            CB       893830AW9      29,138         35,000,000     PRN           SOLE          35,000,000
TRANSOCEAN INC	1.5%   12/3             CB       893830AV1      77,919         87,500,000     PRN           SOLE          87,500,000
Skechers U.S.A. Inc                     CS       830566105      3,630          99,400         SH            SOLE          99,400
SLM Corp                                CS       78442P106      2,807          270,207        SH            SOLE          270,207
SPDR S&P 500 ETF Trust                  CS       78462F103      2,498          24,200                PUT    SOLE          24,200
STANDARD PACIFIC CORP 6% 10/1/12        CB       853763AA8      7,297          7,932,000      PRN           SOLE          7,932,000
Sybase Inc                              CS       871130100      69,726         1,078,354      SH            SOLE          1,078,354
Symantec Corp                           CS       871503108      5,968          430,000        SH            SOLE          430,000
Teradata Corp                           CS       88076W103      6,248          205,000        SH            SOLE          205,000
TERADYNE INC 4.5% 3/15/14               CB       880770AE2      9,517          5,000,000      PRN           SOLE          5,000,000
Texas Industries Inc                    CS       882491103      3,665          124,064        SH            SOLE          124,064
Triumph Group Inc                       CS       896818101      2,329          34,961         SH            SOLE          34,961
TYSON FOODS INC 3.25% 10/15/13          CB       902494AP8      23,233         20,000,000     PRN           SOLE          20,000,000
Tyco International Ltd                  CS       H89128104      21,441         608,600        SH            SOLE          608,600
UDR INC 3.625% 9/15/11                  CB       910197AM4      8,994          9,000,000      PRN           SOLE          9,000,000
United States Steel Corp                CS       912909108      3,774          97,900         SH            SOLE          97,900
UnitedHealth Group Inc                  CS       91324P102      2,939          103,500        SH            SOLE          103,500
US STEEL CORP 5/15/14                   CB       912909AE8      48,638         35,000,000     PRN           SOLE          35,000,000
Vivo Participacoes SA                   CS       92855S200      2,821          108,853        SH            SOLE          108,853
Wabash National Corp                    CS       929566107      148            20,805         SH            SOLE          20,805
WellCare Health Plans Inc               CS       94946T106      1,704          71,770         SH            SOLE          71,770
WellPoint Inc                           CS       94973V107      4,519          92,350         SH            SOLE          92,350
Yahoo! Inc                              CS       984332106      6,154          445,000        SH            SOLE          445,000
  								1,129,151

